Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial instruments
Schedule of financial liabilities at fair value through profit and loss

	Convertible Senior	Convertible
	Secured Notes	Preferred Shares	Warrants	Total
	£ 000	£ 000	£ 000	£ 000
As at December 31, 2025	188,526	—	287	188,813
New issuances	7,717	17,746	—	25,463
In-kind interest paid and accrued	6,956	—	—	6,956
Fair value movements	(112,989)	4,634	83	(108,272)
Conversions to ordinary shares	—	(20,636)	—	(20,636)
Exchange differences on translation	1,061	55	4	1,120
As at June 30, 2026	91,271	1,799	374	93,444

	Carrying Value		Fair Value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	£ 000	£ 000	£ 000	£ 000
Convertible Senior Secured Notes	91,271	188,526	91,271	188,526
Convertible Preferred Shares	1,799	—	1,799	—
Warrant liabilities	374	287	374	287
	93,444	188,813	93,444	188,813

Schedule of fair value measurement inputs for valuation of convertible loan notes

	June 30, 2026	December 31, 2025
Share price ($)	1.74	5.33
Conversion price ($)	3.50	3.50
Interest rate (%)	12.00	12.00
Credit spread (%)	53.24	46.57
Risk free rate (%)	4.20	3.50
Expected life (years)	4.50	3.00
Dividend yield (%)	—	—
Volatility (%)	85.00	85.00

Schedule of Series A Convertible Preferred Shares, based on the following valuation inputs

June 30, 2026
Share price ($)	1.74
Credit spread (%)	53.24
Risk free rate (%)	4.20
Expected life (years)	0.08
Dividend yield (%)	—
Volatility (%)	85.00